Appendix 2 Details of Assets and Liabilities in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Assets and Liabilities in Foreign Currency

	12-31-2021
ASSETS	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Assets
Cash and cash equivalents	—	1,588	348,413	162	150,799	129,607	8,025	757,659	—	1,396,253
Other current financial assets	—	121	1,532	—	76,750	61	143,685	89,881	—	312,030
Other current non-financial assets	—	4,481	89,825	—	13,731	37,715	27,748	654,913	347	828,760
Trade and other current receivables	—	1,521	71,132	—	328,825	175,163	312,025	2,822,475	—	3,711,141
Current accounts receivable from related parties	—	3,692	64,787	3,693	503	273	27	784	—	73,759
Inventories	—	—	8,131	—	76,415	55,296	55,911	342,523	—	538,276
Current tax assets	—	9,483	1,765	—	2,628	50,899	8,246	128,719	—	201,740
Current assets other than assets or groups of assets for disposal classified as held for sale	—	—	—	—	520	—	—	—	—	520
Total Current Assets	—	20,886	585,585	3,855	650,171	449,014	555,667	4,796,954	347	7,062,479

Non-Current Assets
Other non-current financial assets	—	—	195,661	—	6,717	12	26,193	3,244,593	—	3,473,176
Other non-current non-financial assets	—	5,157	33,645	—	27,954	36,068	830	3,041,767	—	3,145,421
Trade and other non-current receivables	—	43	211,205	—	20,201	—	23,097	470,305	—	724,851
Non-current accounts receivable from related parties	—	—	—	—	—	—	26	—	—	26
Investments accounted for using the equity method	—	—	—	—	—	—	2,369	—	—	2,369
Intangible assets other than goodwill	—	—	105,554	—	165,571	75,592	86,948	4,322,605	—	4,756,270
Goodwill	—	—	28,215	—	66,068	263,426	2,015	1,110,501	—	1,470,225
Property, plant and equipment	—	—	1,187,248	—	3,962,716	2,033,436	2,143,756	3,670,372	—	12,997,528
Investment property	—	—	—	—	—	—	—	6,272	—	6,272
Right-of-use asset	—	—	11,109	—	60,872	138,163	49	117,760	—	327,953
Deferred tax assets	—	726	196,941	—	4,322	29,124	15,928	745,291	36	992,368
Total Non-Current Assets	—	5,926	1,969,578	—	4,314,421	2,575,821	2,301,211	16,729,466	36	27,896,459

Total Assets	—	26,812	2,555,163	3,855	4,964,592	3,024,835	2,856,878	21,526,420	383	34,958,938

	12-31-2020
ASSETS	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Assets
Cash and cash equivalents	—	637	170,335	47	381,754	147,458	65,480	741,282	—	1,506,993
Other current financial assets	—	116	95	—	4,047	—	65,287	160,734	—	230,279
Other current non-financial assets	—	16,730	2,177	36	27,088	62,864	40,572	411,220	99	560,786
Trade and other current receivables	—	1,587	22,201	81	330,871	165,342	306,606	2,408,247	—	3,234,935
Current accounts receivable from related parties	—	3,271	547	3,566	716	2,480	29	36,341	—	46,950
Inventories	—	—	1,035	987	102,781	53,015	40,892	272,723	—	471,433
Current tax assets	—	9,546	11,457	—	31	10,069	2,628	94,149	—	127,880
Total Current Assets	—	31,887	207,847	4,717	847,288	441,228	521,494	4,124,696	99	6,179,256

Non-Current Assets
Other non-current financial assets	—	—	—	—	153	55	25,461	2,765,194	—	2,790,863
Other non-current non-financial assets	—	2,980	—	—	33,029	23,092	898	2,272,857	—	2,332,856
Trade and other non-current receivables	—	77	244,126	—	33,565	—	24,410	276,346	—	578,524
Non-current accounts receivable from related parties	—	—	—	—	—	—	32	—	—	32
Investments accounted for using the equity method	—	—	—	—	—	—	2,273	—	—	2,273
Intangible assets other than goodwill	—	—	—	—	135,881	70,955	61,160	4,256,830	—	4,524,826
Goodwill	—	—	—	—	18,264	184,037	24,603	718,608	—	945,512
Property, plant and equipment	—	—	176	—	4,158,620	2,128,830	1,762,799	304,247	—	8,354,672
Investment property	—	—	—	—	—	—	—	7,942	—	7,942
Right-of-use asset	24	—	—	—	19,639	159,534	124	43,099	—	222,420
Deferred tax assets	—	—	192,057	—	11,277	253	28,746	762,049	—	994,382
Total Non-Current Assets	24	3,057	436,359	—	4,410,428	2,566,756	1,930,506	11,407,172	—	20,754,302

Total Assets	24	34,944	644,206	4,717	5,257,716	3,007,984	2,452,000	15,531,868	99	26,933,558

	12-31-2021
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Liabilities
Other current financial liabilities	3,305	—	191,159	7,414	371,171	277,357	8	382,294	126	1,232,834
Current lease liability	—	—	11,038	—	9,246	16,996	14	23,393	—	60,687
Trade and other current payables	6	24,991	187,299	8,172	422,272	240,035	857,048	3,172,285	22	4,912,130
Current accounts payable to related parties	—	189,421	46,878	518,069	2,148	2,001	207	196,983	—	955,707
Other current provisions	—	54	2	—	30,974	7,666	49,900	76,248	—	164,844
Current tax liabilities	—	—	14,558	—	87,275	53,643	13,881	13,703	—	183,060
Other current non-financial liabilities	—	916	17,340	—	31,874	24,132	26,096	185,408	506	286,272
Total Current Liabilities	3,311	215,382	468,274	533,655	954,960	621,830	947,154	4,050,314	654	7,795,534

Non-Current Liabilities
Other non-current financial liabilities	—	—	1,748,465	87,003	1,213,912	379,487	—	1,488,716	—	4,917,583
Non-current lease liability	—	—	31,200	—	53,588	3,135	24	99,944	—	187,891
Trade and other non-current payables	—	—	—	—	874	591	53,914	2,633,688	—	2,689,067
Non-current accounts payable from related parties	—	—	96,643	—	7,804	—	—	958,051	—	1,062,498
Other long-term provisions	—	—	11,756	—	74,773	47,505	19,116	685,669	—	838,819
Deferred tax liabilities	—	2,057	44,008	—	223,420	110,465	459,883	39,567	—	879,400
Non-current provisions for employee benefits	—	2,422	1,723	—	87,419	3,031	17,231	1,311,655	—	1,423,481
Other non-current non-financial liabilities	—	-	26,305	—	15,679	3,199	39,149	50,240	—	134,572
Total Non-Current Liabilities	—	4,479	1,960,100	87,003	1,677,469	547,413	589,317	7,267,530	—	12,133,311

Total Liabilities	3,311	219,861	2,428,374	620,658	2,632,429	1,169,243	1,536,471	11,317,844	654	19,928,845

	12-31-2020
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Liabilities
Other current financial liabilities	7,103	—	789,559	—	453,666	201,641	36	373,125	—	1,825,130
Current lease liability	19	—	20,470	17	4,792	10,434	78	15,685	—	51,495
Trade and other current payables	—	46,970	206,653	12,519	471,331	194,903	517,715	2,643,452	33	4,093,576
Current accounts payable to related parties	—	167,003	152,956	236,546	2,652	1,643	177	36,145	—	597,122
Other current provisions	—	—	44,308	—	40,176	12,931	45,167	77,843	—	220,425
Current tax liabilities	—	—	—	—	110,724	33,777	44,383	33,986	—	222,870
Other current non-financial liabilities	—	369	11,908	—	31,914	28,193	21,876	172,249	95	266,604
Total Current Liabilities	7,122	214,342	1,225,854	249,082	1,115,255	483,522	629,432	3,352,485	128	7,277,222

Non-Current Liabilities
Other non-current financial liabilities	3,611	—	806,446	—	1,251,190	404,359	-	1,372,100	—	3,837,706
Non-current lease liability	—	—	25,668	386	15,639	13,816	45	35,516	—	91,070
Trade and other non-current payables	—	—	10,990	-	1,136	729	86,559	1,962,061	—	2,061,475
Non-current accounts payable from related parties	—	—	—	144,391	—	—	—	—	—	144,391
Other long-term provisions	—	—	—	—	78,504	20,879	19,760	714,757	—	833,900
Deferred tax liabilities	—	2,521	—	—	208,618	74,847	286,936	40,031	—	612,953
Non-current provisions for employee benefits	—	2,960	1,906	—	124,248	4,299	13,920	1,476,884	—	1,624,217
Other non-current non-financial liabilities	—	-	31,600	—	19,707	5,132	30,294	30,228	—	116,961
Total Non-Current Liabilities	3,611	5,481	876,610	144,777	1,699,042	524,061	437,514	5,631,577	—	9,322,673

Total Liabilities	10,733	219,823	2,102,464	393,859	2,814,297	1,007,583	1,066,946	8,984,062	128	16,599,895